E*TRADE TECHNOLOGY INDEX FUND
SEMI-ANNUAL REPORT

The E*TRADE Technology Index Fund ("Fund") seeks to track the performance, before fees and expenses of the Goldman Sachs Technology Index. ("GSTI" or "Index"). 1 The Fund generally invests in all the stocks in the Index in proportion to their weighting in the Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on tracking the GSTI. The GSTI is one of the broadest measures of U.S. traded technology stocks available and is comprised of approximately 200 technology companies in America from six industry sub-sectors.

For the semi-annual period ending June 30, 2002 ("reporting period"), the GSTI declined 33.00%. During the same period the Fund declined 33.28%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The reporting period began with appearances of an improving economy - Gross Domestic Product ("GDP") for the first quarter was an impressive 6.1%. The housing sector was also quite robust, and in February housing starts surged as new home sales increased 5.3%. Real estate was generally strong throughout the period, fueled by attractive mortgage rates. Despite these upbeat developments, however, the financial markets persistently turned lower. Putting substantial pressure on share prices were the Enron and Worldcom accounting improprieties, which added to the atmosphere of investor pessimism. Unemployment news also added to the drag on stocks. The jobless rate hit 6% in April, close to an 8-year high. Attempting to restore lasting vigor to the economic recovery, and encouraged by the seeming absence of inflationary pressures, the Federal Reserve Board ("Fed") kept the target federal funds rate at a 40-year low of 1.75% during the period. Nevertheless, consumer sentiment turned negative in April, as the unemployment figures and rising fuel prices remained cause for concern.

Technology investors could take even less solace in the few positive developments of the semi-annual period. The ongoing drop in information technology spending by corporations took its toll on many technology companies, which responded to falling revenues with employee layoffs. The rapidly declining fortunes of the telecommunications sector dealt another critical setback to those technology companies that sell communications equipment and services. No part of the technology sector was a safe haven, as networking equipment providers, microchip manufacturers, and Internet infrastructure builders - among others - all lost ground. Even global leaders such as Microsoft, AOL, and Intel registered significant stock losses during the reporting period.

All of the Fund's holdings declined over the semiannual period. The largest holding, Microsoft, (8.49% of the Fund as of June 30, 2002) dropped 17.43%. International Business Machines (7.38% of the Fund as of June 30, 2002) declined 40.29%. Intel Corp. (7.28% of the Fund as of June 30, 2002) and Cisco Systems Inc. (6.11% of the Fund as of

June 30, 2002) both fell, losing 41.83% and 22.97%, respectively. Dell Computer Corp. (4.06% of the Fund as of June 30, 2002) declined 3.83%, while AOL Time Warner (3.77% of the Fund as of June 30, 2002) shed 54.17%. Oracle Corp. (3.11% of the Fund as of June 30, 2002) lost 31.43%, while Hewlett Packard Co. (2.76% of the Fund as of June 30, 2002) declined 24.98%. Texas Instruments Inc. (2.46% of the Index as of June 30, 2002) dropped 15.24%, while Motorola Inc. (1.96 % of the Fund as of June 30, 2002) lost 2.34%.

1. "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The Fund is limited in investment to industry segments of the U.S. stock market that are generally associated with technology. Greater risk and increased volatility is associated with investments in segments of the stock market (as opposed to investments in a broader range of industries). The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund. The technology segment can be affected by specific risks including aggressive product prices due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                      NUMBER
                                                                                     OF SHARES          VALUE
                                                                                    -----------     -------------
COMMON STOCK (100.1% OF NET ASSETS)
--------------------------------------------------
ADVERTISING                                                    (0.1%)
       Doubleclick, Inc.                                                                3,670             27,231 *
                                                                                                    -------------
AEROSPACE / DEFENSE                                            (0.1%)
       The Titan Corp.                                                                  2,100             38,409 *
                                                                                                    -------------
COMMERCIAL SERVICES                                            (1.1%)
       Accenture Ltd. - Class A                                                        11,300            214,700 *
       Convergys Corp.                                                                  4,700             91,556 *
       Exult, Inc.                                                                      2,800             18,200 * +
       KPMG Consulting, Inc.                                                            4,284             63,660 *
       Plexus Corp.                                                                     1,100             19,910 * +
       Priceline.com, Inc.                                                              6,100             17,019 *
       Ticketmaster - Class A                                                           2,700             50,517 *
                                                                                                    -------------
                                                                                                         475,562
                                                                                                    -------------
COMMUNICATIONS SERVICES                                        (0.4%)
       Avaya, Inc.                                                                      9,648             47,758 *
       L-3 Communications Holdings, Inc.                                                2,156            116,424 * +
                                                                                                    -------------
                                                                                                         164,182
                                                                                                    -------------
COMPUTER FACILITIES MANAGEMENT                                 (0.1%)
       Comverse Technology, Inc.                                                        5,032             46,596 *
                                                                                                    -------------
COMPUTER INTEGRATED SYSTEMS DESIGN                             (1.5%)
       Bea Systems, Inc.                                                               10,888            103,545 * +
       Brocade Communications Systems, Inc.                                             6,242            109,110 *
       Computer Sciences Corp.                                                          4,586            219,211 * +
       Intergraph Corp.                                                                 1,300             22,672 *
       Jack Henry & Associates, Inc.                                                    2,464             41,124
       Network Appliance, Inc.                                                          9,028            112,308 *
       Tibco Software, Inc.                                                             5,511             30,641 *
                                                                                                    -------------
                                                                                                         638,611
                                                                                                    -------------
COMPUTER PERIPHERAL EQUIPMENT                                  (8.0%)
       Adaptec, Inc.                                                                    2,858             22,550 * +
       Cisco Systems, Inc.                                                            197,173          2,750,563 *
       Electronics for Imaging, Inc.                                                    1,400             22,274 *
       Emulex Corp.                                                                     2,240             50,422 * +
       Juniper Networks, Inc.                                                           8,894             50,251 * +
       Lexmark International, Inc.                                                      3,468            188,659 *
       Palm, Inc.                                                                      15,426             27,150 *
       Qlogic Corp.                                                                     2,531             96,431 *
       Research in Motion Ltd.                                                          2,114             24,057 * +
       Symbol Technologies, Inc.                                                        6,193             52,640
       3-Com Corp.                                                                      9,489             41,752 *
                                                                                                    -------------
                                                                                                       3,326,749
                                                                                                    -------------
COMPUTER PROGRAMMING SERVICES                                  (0.1%)
       Amdocs Ltd.                                                                      6,098             46,040 *
       Informatica Corp.                                                                2,168             15,371 *
                                                                                                    -------------
                                                                                                          61,411
                                                                                                    -------------
COMPUTER RELATED SERVICES                                      (2.0%)
       Electronic Data Systems Corp.                                                   12,857            477,638 +
       Internet Security Systems, Inc.                                                  1,295             16,990 * +
       Paychex, Inc.                                                                   10,081            315,434
       Red Hat, Inc.                                                                    4,682             27,483 *
                                                                                                    -------------
                                                                                                         837,545
                                                                                                    -------------
COMPUTER STORAGE DEVICES                                       (1.3%)
       EMC Corp.                                                                       60,007            453,053 *
       Imation Corp.                                                                      900             26,784 *
       Quantum Corp.                                                                    4,267             17,921 *
       Sandisk Corp.                                                                    1,890             23,436 * +
                                                                                                    -------------
                                                                                                         521,194
                                                                                                    -------------


COMPUTERS                                                      (0.6%)
       Black Box Corp.                                                                    500             20,365 *
       CACI International Inc. - Class A                                                  800             30,552 *
       Ceridian Corp.                                                                   3,967             75,294 *
       Maxtor Corp.                                                                     6,608             29,868 *
       Perot Systems Corp. - Class A                                                    2,800             30,492 * +
       Storage Technology Corp.                                                         2,857             45,626 *
                                                                                                    -------------
                                                                                                         232,197
                                                                                                    -------------
COMPUTERS, PERIPHERAL & SOFTWARE                               (0.9%)
       Autodesk, Inc.                                                                   3,066             40,624 +
       CDW Computer Centers, Inc.                                                       2,352            110,097 *
       McDATA Corp. - Class A                                                           2,180             19,206 *
       National Instruments Corp.                                                       1,378             44,868 *
       NetIQ Corp.                                                                      1,414             31,999 *
       Nvidia Corp.                                                                     4,052             69,613 * +
       Sybase, Inc.                                                                     2,721             28,707 *
       webMethods, Inc.                                                                 1,345             13,315 * +
       Wind River Systems, Inc.                                                         2,080             10,421 *
                                                                                                    -------------
                                                                                                         368,850
                                                                                                    -------------
DATA PROCESSING & PREPARATION                                  (5.7%)
       Acxiom Corp.                                                                     2,387             41,749 * +
       Affiliated Computer Services, Inc.                                               3,414            162,097 *
       Automatic Data Processing, Inc.                                                 16,720            728,156
       Bisys Group, Inc.                                                                3,220            107,226 *
       DST Systems, Inc.                                                                3,197            146,135 *
       First Data Corp.                                                                20,584            765,725
       Fiserv, Inc.                                                                     5,118            187,882 *
       Sungard Data Systems, Inc.                                                       7,659            202,810 *
       Verisign, Inc.                                                                   6,391             45,951 * +
                                                                                                    -------------
                                                                                                       2,387,731
                                                                                                    -------------
DEPOSIT BANKING                                                (1.0%)
       Concord EFS, Inc.                                                               13,762            414,787 *
                                                                                                    -------------
DISTRIBUTION / WHOLESALE                                       (0.1%)
       Ingram Micro, Inc.                                                               4,000             55,000 *
                                                                                                    -------------
ELECTRONIC COMPONENTS                                          (1.3%)
       American Power Conversion Corp.                                                  5,268             66,535 *
       AVX Corp.                                                                        4,697             76,702
       Celestica, Inc.                                                                  5,102            115,866 *
       Flextronics International Ltd.                                                  13,830             98,608 *
       Sanmina Corp.                                                                   14,050             88,655 *
       Vishay Intertechnology, Inc.                                                     3,893             85,646 * +
                                                                                                    -------------
                                                                                                         532,012
                                                                                                    -------------
ELECTRONIC COMPUTERS                                          (17.2%)
       Apple Computer, Inc.                                                             9,588            169,899 *
       Dell Computer Corp.                                                             69,922          1,827,761 *
       Gateway, Inc.                                                                    8,854             39,312 *
       Hewlett-Packard Co.                                                             81,399          1,243,777
       International Business Machines Corp.                                           46,157          3,323,304
       Rational Software Corp.                                                          5,268             43,250 *
       Sun Microsystems, Inc.                                                          87,497            438,360 *
       Unisys Corp.                                                                     8,698             78,282 *
                                                                                                    -------------
                                                                                                       7,163,945
                                                                                                    -------------
ELECTRONIC PARTS & EQUIPMENT                                   (0.4%)
       Arrow Electronics, Inc.                                                          2,751             57,083 * +
       Avnet, Inc.                                                                      3,237             71,182
       Checkfree Holdings Corp.                                                         2,387             37,333 * +
                                                                                                    -------------
                                                                                                         165,598
                                                                                                    -------------
ELECTRONICS                                                    (1.1%)
       Agilent Technologies, Inc.                                                      12,554            296,902 *
       Amphenol Corp. - Class A                                                         1,111             39,996 *
       ATI Technologies, Inc.                                                           6,200             42,842 *
       Cymer, Inc.                                                                        900             31,536 * +
       KEMET Corp.                                                                      2,358             42,114 *
       Mentor Graphics Corp.                                                            1,716             24,402 *
                                                                                                    -------------
                                                                                                         477,792
                                                                                                    -------------


HEALTH & PERSONAL CARE                                         (0.1%)
       Newport Corp.                                                                      963             15,081
       Tektronix, Inc.                                                                  2,465             46,120 *
                                                                                                    -------------
                                                                                                          61,201
                                                                                                    -------------
INFORMATION RETRIEVAL SERVICES                                 (6.5%)
       Amazon.com, Inc.                                                                10,113            164,336 * +
       AOL Time Warner, Inc.                                                          115,387          1,697,343 *
       Earthlink, Inc.                                                                  3,897             26,188 *
       Ebay, Inc.                                                                       7,498            462,027 * +
       Sabre Holdings Corp.                                                             3,891            139,298 *
       Yahoo!, Inc.                                                                    16,051            236,913 *
                                                                                                    -------------
                                                                                                       2,726,105
                                                                                                    -------------
MANUFACTURING MISCELLANEOUS                                    (0.1%)
       Cognex Corp.                                                                     1,200             24,060 *
                                                                                                    -------------
MEASURING & CONTROLLING DEVICES                                (0.5%)
       Kla-Tencor Corp.                                                                 5,092            223,997 *
                                                                                                    -------------
MOTION PICTURE & VIDEO PRODUCTION                              (0.0%)
       Macrovision Corp.                                                                1,364             17,882 *
                                                                                                    -------------
MULTIMEDIA NETWORKING                                          (0.1%)
       Polycom, Inc.                                                                    2,664             31,941 *
                                                                                                    -------------
NETWORK EQUIPMENT                                              (0.6%)
       Extreme Networks, Inc.                                                           3,126             30,541 * +
       Foundry Networks, Inc.                                                           3,237             22,756 *
       Lucent Technologies, Inc.                                                       92,460            153,484 +
       Sycamore Networks, Inc.                                                          7,447             28,745 *
                                                                                                    -------------
                                                                                                         235,526
                                                                                                    -------------
PREPACKAGED SOFTWARE                                          (18.7%)
       Adobe Systems, Inc.                                                              6,423            183,055
       Ariba, Inc.                                                                      7,051             22,493 * +
       BMC Software, Inc.                                                               6,605            109,643 *
       Cadence Design System, Inc.                                                      6,697            107,956 *
       Check Point Software Technologies Ltd.                                           6,569             89,076 * +
       Citrix Systems, Inc.                                                             4,980             30,079 * +
       Cognos, Inc.                                                                     2,315             51,370 *
       Computer Associates International, Inc.                                         15,594            247,789
       Compuware Corp.                                                                 10,180             61,793 * +
       CSG Systems, Inc.                                                                1,415             27,083 *
       Electronic Arts                                                                  3,737            246,829 *
       Intuit, Inc.                                                                     5,705            283,653 *
       I2 Technologies, Inc.                                                           11,523             17,054 *
       J.D. Edwards & Co.                                                               3,105             37,726 *
       Macromedia, Inc.                                                                 1,623             14,396 *
       Mercury Interactive Corp.                                                        2,290             52,578 * +
       Micromuse, Inc.                                                                  1,982              8,820 *
       Microsoft Corp.                                                                 69,850          3,820,795 *
       Networks Associates, Inc.                                                        3,871             74,594 *
       Novell, Inc.                                                                     9,869             31,679 *
       Openwave Systems, Inc.                                                           4,794             26,894 *
       Oracle Systems Corp.                                                           148,032          1,401,863 *
       Parametric Technology Corp.                                                      7,179             24,624 *
       Peoplesoft, Inc.                                                                 8,374            124,605 *
       Quest Software, Inc.                                                             2,450             35,599 *
       Realnetworks, Inc.                                                               4,431             18,034 *
       Siebel Systems, Inc.                                                            12,788            181,845 *
       Symantec Corp.                                                                   3,860            126,801 *
       Synopsys, Inc.                                                                   1,964            107,647 * +
       Veritas Software Corp.                                                          11,021            218,106 *
                                                                                                    -------------
                                                                                                       7,784,479
                                                                                                    -------------
PRESSED & BLOWN GLASS                                          (0.2%)
       Corning, Inc.                                                                   25,711             91,274
                                                                                                    -------------
PRINTED CIRCUIT BOARDS                                         (0.6%)
       Jabil Circuit, Inc.                                                              5,299            111,862 *
       Solectron Corp.                                                                 22,000            135,300 *
                                                                                                    -------------
                                                                                                         247,162
                                                                                                    -------------


PROCESS CONTROL INSTRUMENTS                                    (0.4%)
       Perkinelmer, Inc.                                                                3,291             36,366
       Teradyne, Inc.                                                                   4,890            114,915 * +
                                                                                                    -------------
                                                                                                         151,281
                                                                                                    -------------
RADIO & TV COMMUNICATIONS EQUIPMENT                            (3.7%)
       Andrew Corp.                                                                     2,647             37,932 * +
       Motorola, Inc.                                                                  61,180            882,216
       Qualcomm, Inc.                                                                  20,707            569,235 *
       Scientific Atlanta, Inc.                                                         4,281             70,422
                                                                                                    -------------
                                                                                                       1,559,805
                                                                                                    -------------
SEMICONDUCTORS                                                 (0.6%)
       Agere Systems, Inc.                                                             19,856             27,798 *
       Axcelis Technologies, Inc.                                                       2,632             29,742 *
       GlobespanVirata, Inc.                                                            3,606             13,955 *
       Integrated Circuit Systems, Inc.                                                 1,800             36,342 * +
       Intersil Corp. - Class A                                                         3,296             70,468 *
       Semtech Corp.                                                                    1,912             51,050 *
       Silicon Laboratories, Inc.                                                       1,300             35,178 * +
                                                                                                    -------------
                                                                                                         264,533
                                                                                                    -------------
SEMICONDUCTORS & RELATED DEVICES                              (19.1%)
       Advanced Micro Devices, Inc.                                                     9,248             89,891 *
       Altera Corp.                                                                    10,426            141,794 *
       Amkor Technologies, Inc.                                                         4,392             27,318 *
       Analog Devices, Inc.                                                             9,835            292,100 *
       Applied Micro Circuits Corp.                                                     8,202             38,795 *
       ASE Test Ltd.                                                                    2,500             24,250
       Atmel Corp.                                                                     12,684             79,402 *
       Broadcom Corp. - Class A                                                         5,215             91,471 * +
       Brooks-PRI Automation, Inc.                                                        900             23,004
       Cirrus Logic, Inc.                                                               2,201             16,485 *
       Cree, Inc.                                                                       1,976             26,142 * +
       Cypress Semiconductor Corp.                                                      3,228             49,001 *
       Fairchild Semicon International, - Class A                                       3,074             74,698 *
       Integrated Device Technology, Inc.                                               2,809             50,955 *
       Intel Corp.                                                                    179,383          3,277,327
       International Rectifier Corp.                                                    1,692             49,322 *
       JDS Uniphase Corp.                                                              32,425             86,575 * +
       Lattice Semiconductor Corp.                                                      3,025             26,439 *
       Linear Technology Corp.                                                          8,519            267,752
       LSI Logic Corp.                                                                 10,058             88,008 * +
       Marvell Technology Group Ltd.                                                    3,165             62,952 *
       Maxim Intergrated Products, Inc.                                                 8,710            333,854 *
       Micrel, Inc.                                                                     2,515             36,166 * +
       Microchip Technology, Inc.                                                       5,406            148,287 *
       Micron Technology, Inc.                                                         16,258            328,737 *
       MKS Instruments, Inc.                                                            1,300             26,091 *
       National Semiconductor Corp.                                                     4,874            142,175 *
       PMC-Sierra, Inc.                                                                 4,503             41,743 * +
       Rambus, Inc.                                                                     2,767             11,317 * +
       RF Micro Devices, Inc.                                                           4,586             34,945 *
       STMicroelectronics NV                                                           24,076            585,769 *
       Texas Instruments, Inc.                                                         46,754          1,108,070
       Triquint Semiconductor, Inc.                                                     3,566             22,858 *
       Varian Semiconductor Equipment Associates, Inc.                                    900             30,537 *
       Vitesse Semiconductor, Inc.                                                      5,455             16,965 *
       Xilinx, Inc.                                                                     9,041            202,790 *
                                                                                                    -------------
                                                                                                       7,953,985
                                                                                                    -------------
SOFTWARE                                                       (1.5%)
       Activision, Inc.                                                                 1,700             49,402 * +
       Advent Software, Inc.                                                              964             24,775 * +
       Ascential Software Corp.                                                         7,029             19,611 *
       Cerner Corp.                                                                       936             44,769 *
       Certegy, Inc.                                                                    1,900             70,509 *
       ChoicePoint, Inc.                                                                2,266            103,035 *
       Fair, Isaac & Co., Inc.                                                            900             29,583 +
       Global Payments, Inc.                                                            1,000             29,750


       Keane, Inc.                                                                      2,100             26,040 *
       Overture Services, Inc.                                                          1,600             39,968 * +
       Pixar, Inc.                                                                      1,322             58,300 *
       Retek, Inc.                                                                      1,338             32,513 *
       Reynolds & Reynolds Company - Class A                                            1,869             52,239
       THQ, Inc.                                                                        1,050             31,311 * +
                                                                                                    -------------
                                                                                                         611,805
                                                                                                    -------------
SPECIAL INDUSTRY MACHINERY                                     (3.0%)
       Applied Materials, Inc.                                                         44,338            843,309 *
       ASM Lithography Holding                                                         13,029            196,998 *
       LAM Research Corp.                                                               3,415             61,402 *
       Novellus System, Inc.                                                            3,909            132,906 * +
                                                                                                    -------------
                                                                                                       1,234,615
                                                                                                    -------------
TELECOMMUNICATIONS                                             (0.1%)
       West Corp.                                                                       1,730             38,164 *
                                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT                                   (0.3%)
       Harris Corp.                                                                     1,751             63,456
       Tekelec                                                                          1,632             13,105 * +
       UTStarcom, Inc.                                                                  3,022             60,954 *
                                                                                                    -------------
                                                                                                         137,515
                                                                                                    -------------
TELEPHONE & TELEGRAPH APPARATUS                                (0.9%)
       ADC Telecommunications, Inc.                                                    21,634             49,542 *
       Advanced Fibre Communication, Inc.                                               2,230             36,884 *
       Ciena Corp.                                                                     11,676             48,922 *
       Nortel Networks Corp.                                                          103,190            149,626 +
       Powerwave Technologies, Inc.                                                     1,727             15,819 * +
       Tellabs, Inc.                                                                   11,136             69,043 *
                                                                                                    -------------
                                                                                                         369,836
                                                                                                    -------------
TRAVEL SERVICES                                                (0.1%)
       Expedia, Inc. - Class A                                                            595             35,278 *
                                                                                                    -------------
TOTAL COMMON STOCK (Cost: $96,495,577)                                                                41,735,846
                                                                                                    -------------

                                                                                   FACE AMOUNT          VALUE
                                                                                   -----------      -------------
SHORT-TERM INVESTMENTS (7.5%)
--------------------------------------------------
       Den Danske, Eurodollar Term
         1.78%, 07/30/02                                                            1,000,000          1,000,000 ++
       Fleet National Bank Bank Note
         1.95%, 04/30/02                                                            1,137,032          1,137,032 ++
       Merrimac Money Market Fund                                                   1,000,000          1,000,000 ++
                                                                                                    -------------
                                                                                                       3,137,032
                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (Cost: $3,137,032)                                                        3,137,032
                                                                                                    -------------

                                                                                   FACE AMOUNT          VALUE
                                                                                   -----------      -------------
SHORT-TERM INSTRUMENTS (0.3%)
--------------------------------------------------
       Investors Bank & Trust Tri-Party Repurchase Agreement,
       dated 06/28/02, due 07/01/02, with a maturity value of
       $106,120 and an effective yield of 1.25%.                                      106,109            106,109
                                                                                                    -------------
TOTAL SHORT-TERM INSTRUMENTS (Cost:  $106,109)                                                           106,109
                                                                                                    -------------


TOTAL INVESTMENTS (Cost: $99,738,718)                        (107.9%)                                 44,978,987
LIABILITIES IN EXCESS OF OTHER ASSETS                         (-7.9%)                                 (3,298,492)
                                                                                                    -------------
NET ASSETS                                                   (100.0%)                                $41,680,495
                                                                                                    =============

*   Non-income producing security.
+   Denotes all or part of security on loan. See Note 3.
++ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------

ASSETS
Investments at-value (cost: $99,738,718) (Note 1)                1                          $    44,978,987
Due from E*TRADE Asset Management, Inc. (Note 2)                                                     27,875
Dividends receivable                                                                                 12,079
Interest receivable                                                                                     869
                                                                                           -----------------
      TOTAL ASSETS                                                                               45,019,810
                                                                                           -----------------
LIABILITIES
Accrued administration fee (Note 2)                                                                   5,166
Collateral for securities loaned (Note 4)                                                         3,137,032
Accrued accounting, custody and transfer agent fees                                                  96,496
Due to Trustees                                                                                       4,104
Accrued expenses                                                                                     96,517
                                                                                           -----------------
      TOTAL LIABILITIES                                                                           3,339,315
                                                                                           -----------------
TOTAL NET ASSETS                                                                            $    41,680,495
                                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital                                                                                 131,130,037
Distributions in excess of net investment income                                                   (176,672)
Net realized loss on investments                                                                (34,513,139)
Net unrealized depreciation of investments                                                      (54,759,731)
                                                                                           =================
TOTAL NET ASSETS                                                                            $    41,680,495
                                                                                           =================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                                        10,839,621
                                                                                           =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                              $          3.85
                                                                                           =================

    1 Includes securities on loan with market value of $2,949,314. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (Net of foreign withholding tax of $147)*                                   $       52,993
      Interest                                                                                         967
                                                                                           ----------------
             TOTAL INVESTMENT INCOME                                                                53,960
                                                                                           ----------------
EXPENSES (NOTE 2):
      Advisory fee                                                                                  67,833
      Administration fee                                                                            40,700
      Shareholder servicing fees                                                                    67,833
      Legal services                                                                                29,714
      Audit services                                                                                13,246
      Custodian fee                                                                                 56,206
      Transfer and dividend disbursing agent                                                       163,837
      Registration fees                                                                             17,400
      Trustee fees                                                                                  21,305
      Other expense                                                                                 24,638
                                                                                           ----------------
      TOTAL EXPENSES BEFORE WAIVER                                                                 502,712
Waived fees and reimbursed expenses (Note 2)                                                      (272,080)
                                                                                           ----------------
      NET EXPENSES                                                                                 230,632
                                                                                           ----------------
NET INVESTMENT LOSS                                                                               (176,672)
                                                                                           ----------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss on sale of investments                                                  (4,691,458)
      Net change in unrealized depreciation of investments                                     (16,104,614)
                                                                                           ----------------
             NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                   (20,796,072)
                                                                                           ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $  (20,972,744)
                                                                                           ================

----------------------------------------------------------------------------------------------------------

*Interest income includes securities lending income of $967

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                                        For the Six Months
                                                                        Ended June 30, 2002     For the Year Ended
                                                                           (Unaudited)           December 31, 2001
                                                                        -------------------     ------------------
NET (DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                       $      (176,672)        $     (314,379)
Net realized loss on sale of investments                                       (4,691,458)           (28,498,611)
Net change in unrealized appreciation/(depreciation) of investments           (16,104,614)            10,814,167
                                                                         -----------------        ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          (20,972,744)           (17,998,823)
                                                                         -----------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on sale of investments                            --               (312,732)

                                                                         -----------------        ---------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                6,196,499             18,501,830
Value of shares issued in exchange for the net assets
of the E*TRADE E-Commerce Index Fund (Note 8)                                          --             21,955,299
Value of shares issued in reinvestment of dividends and distributions                  --                296,741
Cost of shares redeemed                                                        (6,054,007)           (15,483,590)
                                                                         -----------------        ---------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
COMMON STOCK                                                                      142,492             25,270,280
                                                                         -----------------        ---------------
REDEMPTION FEES                                                                     5,593                 32,518
                                                                         -----------------        ---------------
NET (DECREASE)/INCREASE IN NET ASSETS                                         (20,824,659)             6,991,243
NET ASSETS:
Beginning of period                                                            62,505,154             55,513,911
                                                                         -----------------        ---------------
END OF OF PERIOD                                                          $    41,680,495         $   62,505,154
                                                                         =================        ===============
SHARE TRANSACTIONS:
Number of shares sold                                                           1,214,043              2,831,719
Value of shares issued in exchange for the net assets
of the E*TRADE E-Commerce Index Fund (Note 8)                                          --              3,565,908
Number of shares reinvested                                                            --                 69,658
Number of shares redeemed                                                      (1,214,486)            (2,386,440)
                                                                         -----------------        ---------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                        (443)             4,080,845
                                                                         =================        ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

                                                                     Six
                                                                Months Ended
                                                                June 30, 2002           Year Ended             Year Ended
FOR A SHARE OUTSTANDING FOR THE PERIOD                           (Unaudited)        December 31, 2001      December 31, 2000
                                                                -------------       -----------------      -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $   5.77               $   8.21              $   14.21
                                                                 ----------             ----------            -----------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                                              (0.02)                 (0.04)                 (0.08)
    Net realized and unrealized (loss) gain on investments           (1.90)                 (2.36)                 (5.32)
                                                                 ----------             ----------            -----------
    TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                   (1.92)                 (2.40)                 (5.40)
                                                                 ----------             ----------            -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net realized gains                               --                  (0.04)                 (0.65)
                                                                 ----------             ----------            -----------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                              0.00 6                 0.00 6                 0.05
                                                                 ----------             ----------            -----------
NET ASSET VALUE, END OF PERIOD                                    $   3.85               $   5.77               $   8.21
                                                                 ==========             ==========            ===========

TOTAL RETURN                                                      (33.28)% 7             (29.03)%               (38.02)%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s omitted)                      $ 41,680               $ 62,505               $ 55,514
    Ratio of expenses to average net assets  1                       0.85% 4                0.85%                  0.85% 5
    Ratio of net investment loss to average net asset 2            (0.65)% 4              (0.66)%                (0.70)%
    Portfolio turnover rate                                          3.32% 7               48.65%                 27.82%

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------

                                                                          Period from
                                                                        August 13, 1999
                                                                        (commencement
                                                                   of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                               December 31, 1999
                                                                   ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                       $  10.00
                                                                          ----------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                                                       (0.01)
    Net realized and unrealized (loss) gain on investments                     4.75
                                                                          ----------
    TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                             4.74
                                                                          ----------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net realized gains                                     (0.58)
                                                                          ----------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                       0.05
                                                                          ----------
NET ASSET VALUE, END OF PERIOD                                             $  14.21
                                                                          ==========

TOTAL RETURN                                                                 47.71% 3
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s omitted)                               $ 44,971
    Ratio of expenses to average net assets  1                                0.85% 45
    Ratio of net investment loss to average net asset 2                     (0.49)% 4
    Portfolio turnover rate                                                  35.77% 3

1  The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were
   1.85% and 1.18%, respectively.
2  The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended
   December 31, 2001 were (1.65)% and (0.99)%, respectively.
3  For the period August 13, 1999 (commencement of operations) through December 31, 1999 and not indicative of a full year's operating results.
4  Annualized.
5  The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the
   Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999
   (commencement of operations) through December 31, 1999 and for the year ended December 31,
   2000.
6  Rounds to less than $0.01.
7  Not annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002, the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $4,029,927 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $20,487,105 of capital losses attributable to Post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE Commerce Index Fund into the Fund may be limited under IRS regulations.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which in turn is an indirect subsidiary of Barclay's Bank PLC). For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million and 0.12% of daily net assets on amounts above $500 million.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.85%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of June 30, 2002 was $2,949,314 and the value of the related collateral was $3,137,032.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2002.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement held by the Fund at June 30, 2002 was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 05/20/22 and an aggregate market value of $111,414.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $1,808,288 and $1,954,950, respectively, for the period ended June 30, 2002.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2002, the cost of investments for federal income tax purposes was $99,738,718. Net unrealized depreciation aggregated $54,759,731, of which $914,413 represented gross realized appreciation on securities and $55,674,144 represented gross unrealized depreciation on securities.